Cash and cash equivalents	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents
Cash and cash equivalents

6. Cash and cash equivalents

	December 31,	December 31,
	2024	2023
Cash at bank and on hand	3,341,738	3,865,481
Total cash and cash equivalents	3,341,738	3,865,481

Split by currency:

	December 31,	December 31,
	2024	2023
CHF	80.84%	39.88%
USD	14.90%	56.22%
EUR	2.42%	3.03%
GBP	1.84%	0.87%
Total	100.00%	100.00%

The Group earns interest on USD cash and cash equivalents and no longer pays interest on CHF cash and cash equivalents from the third quarter of 2022. The Group invests its cash balances into a variety of current and deposit accounts mainly with two Swiss bank whose external credit rating is P-1/A-1.

All cash and cash equivalents were held either at banks or on hand as of December 31, 2024 and December 31, 2023.

Credit quality of cash and cash equivalents

The table below shows the cash and cash equivalents by credit rating of the major counterparties:

	December 31,	December 31,
	2024	2023
External credit rating of counterparty
P-1 / A-1	3,302,810	3,269,523
P-2 / A-1	6,681	286,399
Other	32,132	309,446
Cash on hand	115	113
Total cash and cash equivalents	3,341,738	3,865,481

External credit ratings of counterparties were obtained from Moody’s (P-) or Standard & Poor’s (A-)